Segment Information (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($) item segment	Jun. 30, 2019 USD ($) item	Jun. 30, 2020 USD ($) item	Jun. 30, 2019 USD ($) item
Segment Information
Number of reportable segments | segment	1
Number of vessels | item	16	16	16	16
Number of time charters | item	12	12	12	12
Number of bareboat charters | item	4	4	4	4
Revenues	$ 70,259	$ 70,922	$ 138,083	$ 141,471
Eni Trading and Shipping S.p.A.
Segment Information
Revenues	10,953	11,134	22,088	22,146
Fronape International Company, a subsidiary of Petrobras Transporte S.A.
Segment Information
Revenues	11,249	11,249	22,498	22,378
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V.
Segment Information
Revenues	9,285	9,282	15,178	18,463
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell
Segment Information
Revenues	20,512	20,606	41,236	40,889
Galp Sinopec Brasil Services B.V.
Segment Information
Revenues	$ 8,881	$ 8,881	$ 17,763	$ 17,584
Revenues [Member] | Eni Trading and Shipping S.p.A. | Customer Concentration Risk [Member]
Segment Information
Benchmark percentage of revenues and combined revenues concentration	16.00%	16.00%	16.00%	16.00%
Revenues [Member] | Fronape International Company, a subsidiary of Petrobras Transporte S.A. | Customer Concentration Risk [Member]
Segment Information
Benchmark percentage of revenues and combined revenues concentration	16.00%	16.00%	16.00%	16.00%
Revenues [Member] | Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V. | Customer Concentration Risk [Member]
Segment Information
Benchmark percentage of revenues and combined revenues concentration	13.00%	13.00%	11.00%	13.00%
Revenues [Member] | Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell | Customer Concentration Risk [Member]
Segment Information
Benchmark percentage of revenues and combined revenues concentration	29.00%	29.00%	30.00%	29.00%
Revenues [Member] | Galp Sinopec Brasil Services B.V. | Customer Concentration Risk [Member]
Segment Information
Benchmark percentage of revenues and combined revenues concentration	13.00%	13.00%	13.00%	12.00%
Minimum | Revenues [Member] | Customer Concentration Risk [Member]
Segment Information
Benchmark percentage of revenues and combined revenues concentration	10.00%	10.00%	10.00%	10.00%